UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21486

Name of Fund: BlackRock Commodity Strategies Fund and Master Commodity Strategies LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Commodity Strategies Fund and Master Commodity Strategies LLC, 800 Scudders Mill
Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 11/30/2008

Date of reporting period: 12/01/2007 – 05/31/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS BlackRock Commodity Strategies Fund SEMI-ANNUAL REPORT MAY 31, 2008 | (UNAUDITED)

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK COMMODITY STRATEGIES FUND

MAY 31, 2008

A Letter to Shareholders

Dear Shareholder

For much of the reporting period, investors grappled with the repercussions of the credit crisis that surfaced last summer,

and with the effects of a weakening economy and surging energy and food prices. These factors were offset by the posi-

tive impact from robust export activity, strength in the non-financial corporate sector and monetary and fiscal stimuli.

Amid the market turbulence, the Federal Reserve Board (the “Fed”) initiated a series of moves to restore liquidity and bolster financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Also of significance were its other policy decisions,

which included extending use of the discount window to broker-dealers and investment banks and backstopping the rescue of ill-fated Bear Stearns. Notably, on April 30, the Fed dropped previous references to downside growth risks and added more emphasis on inflationary pressures, indicating the central bankers have likely concluded the current cycle of monetary easing.

Nevertheless, the Fed’s response to the financial crisis helped to ease credit turmoil and investor anxiety. Since hitting a low point on March 17, following the collapse of Bear Stearns, stocks appreciated 10% (through May 30). Most international markets, which had outperformed U.S. stocks for some time, saw a reversal in that trend, as the troubled credit situation and downward pressures on growth fanned recession fears.

In fixed income markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad “flight-to–

quality” theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to a low of 3.34% in March 2008 before rising to 4.06% by May 31 as investors grew more risk tolerant and shifted out of Treasury issues in favor of stocks and other high-quality fixed income sectors. Tax-exempt issues underperformed throughout most of the reporting period, pressured by problems among municipal bond insurers and the freeze in the market for auction rate securities. However, the final two months saw a firmer tone in the municipal market, as investors took advantage of unusually high yields.

On the whole, results for the major benchmark indexes generally reflected heightened investor risk aversion:

Total Returns as of May 31, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	(4.47%)	(6.70%)

Small cap U.S. equities (Russell 2000 Index)	(1.87)	(10.53)

International equities (MSCI Europe, Australasia, Far East Index)	(5.21)	(2.53)

Fixed income (Lehman Brothers U.S. Aggregate Index)	1.49	6.89

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	1.44	3.87

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	1.81	(1.08)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial profes-
sional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary

Portfolio Management Commentary

How did the Fund perform?
•The Fund, through its investment in Master Commodity Strategies LLC, outperformed the benchmark Dow Jones-AIG Total Return Commodity
Index for the six-month period. The index is used to illustrate the per-
formance of the overall commodities markets, but is not necessarily a comparable measure of the Fund’s results. The Fund is designed to tap into the performance of the commodities markets and will generally track the markets’ trends. However, it is a fixed income investment and must fund the cost of gaining that commodity exposure through the cre-
ation of commodity-linked notes. This inherent cost will impact the
Fund’s results relative to the index.

What factors influenced performance?
•The Fund seeks to achieve outperformance of the benchmark by invest-
ing approximately 50% of its commodity exposure to the AIG Basis
Excess Return Index and 50% to the AIG Relative Strength Excess Return
Index. The Fund seeks exposure to the Basis and Relative Strength indexes by investing a portion of its assets in leveraged commodity notes. An overweight in these notes contributed positively to the Fund’s relative performance during the semi-annual period. The portfolio’s bias toward a steeper yield curve also was advantageous.

•Holdings in the London Interbank Offered Rate (LIBOR) Plus portion of the Fund—comprised of asset-backed securities (ABS), corporate bonds, mortgage-backed securities (MBS), commercial mortgage-backed securi-
ties (CMBS) and collateralized mortgage obligations (CMOs) — generally detracted from comparative performance, as risk premiums widened substantially over the six months. However, these securities outperformed late in the period amid a broad market recovery, which benefited results.
Elsewhere in the portfolio, select foreign currency holdings, namely the
Australian dollar, had a negative effect on performance.

Describe recent portfolio activity.
•During the six months, we adjusted our yield curve steepening strategies, removing the bias as the yield curve flattened in March, but subsequently reimplementing it toward period-end. Late in the period, we purchased some credit protection to hedge against a potential widening of risk premiums. We also initiated a few option positions that should benefit
Fund performance if the Federal Reserve Board’s monetary policy remains on hold through year-end, as we anticipate.

Describe portfolio positioning at period-end.
•At May 31, 2008, approximately 47% of the portfolio’s net assets was invested in commodity-linked notes, approximately 27% was allocated to
MBS and other mortgage-related securities, with the remainder invested in corporate securities, ABS and cash equivalents.

•The portfolio had a duration of 0.42 years and average credit ratings of
Aa1 and AA+ from Moody’s and Standard and Poor’s, respectively.

•The portfolio maintains a bias toward a steeper yield curve, as we believe the economy will weaken into 2009 and that the market is overestimating the likelihood of monetary policy tightening over the next several months. Despite recent narrowing in credit spreads, we still see value in high-quality spread sectors and accordingly, retain our positions therein.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

		Actual			Hypothetical[2]

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	December 1, 2007	May 31, 2008	During the Period[1]	December 1, 2007	May 31, 2008	During the Period[1]

Institutional	$1,000	$1,295.70	$ 7.65	$1,000	$1,018.24	$ 6.72
Investor A	$1,000	$1,295.00	$ 8.79	$1,000	$1,017.24	$ 7.72
Investor B	$1,000	$1,289.20	$13.20	$1,000	$1,013.36	$11.61
Investor C	$1,000	$1,290.00	$13.32	$1,000	$1,013.26	$11.71

[1] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.34% for Institutional, 1.54% for Investor A, 2.32% for Investor B and 2.34%
for Investor C), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder and the master in which it invests.
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

4 BLACKROCK COMMODITY STRATEGIES FUND MAY 31, 2008

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including administration fees.
2 Commencement of operations.
3 The Fund invests all of its assets in Master Commodity Strategies LLC (the “Master LLC”). The Master LLC invests primarily in commodity-
linked derivative instruments, and U.S. Government securities and other debt obligations.
4 This unmanaged Index is a widely recognized index composed of futures contracts on 19 physical commodities, and is designed to be a highly liquid and diversified benchmark for commodities as an asset class.

Performance Summary for the Period Ended May 31, 2008

			Average Annual Total Returns[1]

		1 Year		Since Inception[2]

	6-Month	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge

Institutional	29.57%	23.09%	—	8.34%	—
Investor A	29.50	22.87	16.42%	8.10	6.71%
Investor B	28.92	21.77	17.27	7.37	6.98
Investor C	29.00	21.83	20.83	7.37	7.37
Dow Jones — AIG Total Return Commodity Index	22.02	27.94	—	13.06	—

[1] Assuming maximum sales charges. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
[2] The Fund commenced operations on 3/26/04.
Past performance is not indicative of future results.

BLACKROCK COMMODITY STRATEGIES FUND MAY 31, 2008 5

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.).

•Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a share-
holder would pay on fund distributions or the redemption of fund shares.
Figures shown in the performance tables on page 5 assume reinvest-
ment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and trans-
fer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Master LLC’s Advisor has voluntarily waived a portion of its fee. Without such waiver, the
Fund’s returns would have been lower.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges and redemption fees, and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on December 1, 2007 and held through May 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number correspon-
ding to their share class under the heading entitled “Expenses Paid
During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’
shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypo-
thetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK COMMODITY STRATEGIES FUND

MAY 31, 2008

Statement of Assets and Liabilities	BlackRock Commodity Strategies Fund

May 31, 2008 (Unaudited)

Assets

Investment at value — Master Commodity Strategies LLC (the “Master LLC”) (cost — $38,578,162)	$ 43,752,391
Capital shares sold receivable	333,523
Receivable from administrator	42,762
Prepaid expenses	3,554

Total assets	44,132,230

Liabilities

Capital shares redeemed payable	181,505
Contributions payable to Master LLC	152,018
Distribution fees payable	24,219
Other affiliates payable	11,278
Officer’s and Directors’ fees payable	35
Other accrued expenses payable	17,333

Total liabilities	386,388

Net Assets

Net assets	$ 43,745,842

Net Assets Consist of

Institutional Shares, $0.01 par value	$ 8,838
Investor A Shares, $0.01 par value	9,617
Investor B Shares, $0.01 par value	5,479
Investor C Shares, $0.01 par value	18,105
Paid-in capital in excess of par	52,694,235
Undistributed net investment income	62,271
Accumulated net realized loss allocated from the Master LLC	(14,226,932)
Net unrealized appreciation/depreciation allocated from the Master LLC	5,174,229

Net assets	$ 43,745,842

Net Asset Value

Institutional — Based on net assets of $9,172,392 and 883,779 shares of beneficial interest outstanding	$ 10.38

Investor A — Based on net assets of $9,982,590 and 961,707 shares of beneficial interest outstanding	$ 10.38

Investor B — Based on net assets of $5,714,683 and 547,922 shares of beneficial interest outstanding	$ 10.43

Investor C — Based on net assets of $18,876,177 and 1,810,463 shares of beneficial interest outstanding	$ 10.43

See Notes to Financial Statements.

BLACKROCK COMMODITY STRATEGIES FUND

MAY 31, 2008

7

Statement of Operations	BlackRock Commodity Strategies Fund

Six Months Ended May 31, 2008 (Unaudited)

Investment Income

Net investment income allocated from the Master LLC:
Interest	$ 715,691
Expenses	(210,193)

Total income	505,498

Expenses

Administration	102,316
Service — Investor A	9,575
Service and distribution — Investor B	26,701
Service and distribution — Investor C	95,918
Professional	45,144
Registration	35,480
Printing	35,203
Transfer agent — Institutional	9,150
Transfer agent — Investor A	5,955
Transfer agent — Investor B	4,990
Transfer agent — Investor C	20,162
Officer and Directors	51
Miscellaneous	7,328

Total expenses	397,973
Less fees waived and reimbursed by administrator	(202,861)

Total expenses after waiver and reimbursement	195,112

Net investment income	310,386

Realized and Unrealized Gain Allocated from the Master LLC

Net realized gain on investments, futures, swaps and options written	8,622,420
Net change in unrealized appreciation/depreciation on investments, futures, swaps and options written	1,458,392

Total realized and unrealized gain	10,080,812

Net Increase in Net Assets Resulting from Operations	$ 10,391,198

See Notes to Financial Statements.

8 BLACKROCK COMMODITY STRATEGIES FUND

MAY 31, 2008

Statements of Changes in Net Assets	BlackRock Commodity Strategies Fund

	Six Months Ended	Year Ended
	May 31, 2008	November 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2007

Operations

Net investment income	$ 310,386	$ 1,718,733
Net realized gain (loss)	8,622,420	(13,125,403)
Net change in unrealized appreciation/depreciation	1,458,392	5,380,352

Net increase (decrease) in net assets resulting from operations	10,391,198	(6,026,318)

Dividends to Shareholders From

Net investment income:
Institutional	(521,323)	(942,300)
Investor A	(383,040)	(682,175)
Investor B	(267,126)	(349,736)
Investor C	(928,517)	(1,525,798)

Decrease in net assets resulting from dividends to shareholders	(2,100,006)	(3,500,009)

Beneficial Interest Transactions

Net decrease in net assets derived from beneficial interest transactions	(4,313,748)	(27,259,677)

Redemption Fee

Redemption fee	1,844	14

Net Assets

Total increase (decrease) in net assets	3,979,288	(36,785,990)
Beginning of period	39,766,554	76,552,544

End of period	$ 43,745,842	$ 39,766,554

End of period undistributed net investment income	$ 62,271	$ 1,851,891

See Notes to Financial Statements.

BLACKROCK COMMODITY STRATEGIES FUND

MAY 31, 2008

9

Financial Highlights			BlackRock Commodity Strategies Fund

			Institutional
					Period
	Six Months				March 26,
	Ended	Year Ended November 30,			2004[1] to
	May 31, 2008				November 30,
	(Unaudited)	2007	2006	2005	2004
Per Share Operating Performance

Net asset value, beginning of period	$ 8.54	$ 9.82	$ 12.38	$ 11.58	$ 10.00

Net investment income	0.10[2]	0.33[2]	0.31[2]	0.22	0.02
Net realized and unrealized gain (loss)	2.28[3]	(1.05)[3]	(0.97)	0.66	1.56

Net increase (decrease) from investment operations	2.38	(0.72)	(0.66)	0.88	1.58

Dividends and distributions from:
Net investment income	(0.54)	(0.56)	(1.89)	(0.08)	—
Net realized gain	—	—	(0.01)	—	—

Total dividends and distributions	(0.54)	(0.56)	(1.90)	(0.08)	—

Net asset value, end of period	$ 10.38	$ 8.54	$ 9.82	$ 12.38	$ 11.58

Total Investment Return[4]

Based on net asset value	29.57%[5]	(7.46%)	(6.52%)	7.70%	15.80%[5]

Ratios to Average Net Assets[6]

Total expenses after waiver and reimbursement	1.34%[7]	1.33%	1.32%	1.32%	1.27%[7]

Total expenses	2.33%[7]	1.98%	1.80%	2.12%	2.36%[7]

Net investment income	2.15%[7]	3.81%	2.86%	1.79%	0.35%[7]

Supplemental Data

Net assets, end of period (000)	$ 9,172	$ 8,557	$ 17,666	$ 21,808	$ 13,643

Portfolio turnover of the Master LLC	71%	346%	67%	50%	19%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Total investment returns exclude the effects of any sales charges.

[5]	Aggregate total investment return.

[6]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[7]	Annualized.

See Notes to Financial Statements.

10 BLACKROCK COMMODITY STRATEGIES FUND

MAY 31, 2008

Financial Highlights (continued)			BlackRock Commodity Strategies Fund

			Investor A
					Period
	Six Months				March 26,
	Ended	Year Ended November 30,			2004[1] to
	May 31, 2008				November 30,
	(Unaudited)	2007	2006	2005	2004
Per Share Operating Performance

Net asset value, beginning of period	$ 8.52	$ 9.79	$ 12.35	$ 11.57	$ 10.00

Net investment income	0.09[2]	0.31[2]	0.28[2]	0.18	0.01
Net realized and unrealized gain (loss)	2.28[3]	(1.05)[3]	(0.97)	0.67	1.56

Net increase (decrease) from investment operations	2.37	(0.74)	(0.69)	0.85	1.57

Dividends and distributions from:
Net investment income	(0.51)	(0.53)	(1.86)	(0.07)	—
Net realized gain	—	—	(0.01)	—	—

Total dividends and distributions	(0.51)	(0.53)	(1.87)	(0.07)	—

Net asset value, end of period	$ 10.38	$ 8.52	$ 9.79	$ 12.35	$ 11.57

Total Investment Return[4]

Based on net asset value	29.50%[5]	(7.69%)	(6.77%)	7.39%	15.70%[5]

Ratios to Average Net Assets[6]

Total expenses after waiver and reimbursement	1.54%[7]	1.57%	1.57%	1.57%	1.42%[7]

Total expenses	2.54%[7]	2.21%	2.04%	2.37%	2.61%[7]

Net investment income	2.03%[7]	3.55%	2.62%	1.51%	0.19%[7]

Supplemental Data

Net assets, end of period (000)	$ 9,983	$ 6,586	$ 12,995	$ 12,860	$ 10,867

Portfolio turnover of the Master LLC	71%	346%	67%	50%	19%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Includes a redemption fee, which is less than $0.01 per share.

[4]	Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.

[6]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK COMMODITY STRATEGIES FUND

MAY 31, 2008

11

Financial Highlights (continued)			BlackRock Commodity Strategies Fund

			Investor B
					Period
	Six Months				March 26,
	Ended	Year Ended November 30,			2004[1] to
	May 31, 2008				November 30,
	(Unaudited)	2007	2006	2005	2004
Per Share Operating Performance

Net asset value, beginning of period	$ 8.52	$ 9.74	$ 12.29	$ 11.55	$ 10.00

Net investment income (loss)	0.05[2]	0.24[2]	0.20[2]	0.09	—[3]
Net realized and unrealized gain (loss)	2.30[4]	(1.05)[4]	(0.96)	0.67	1.55

Net increase (decrease) from investment operations	2.35	(0.81)	(0.76)	0.76	1.55

Dividends and distributions from:
Net investment income	(0.44)	(0.41)	(1.78)	(0.02)	—
Net realized gain	—	—	(0.01)	—	—

Total dividends and distributions	(0.44)	(0.41)	(1.79)	(0.02)	—

Net asset value, end of period	$ 10.43	$ 8.52	$ 9.74	$ 12.29	$ 11.55

Total Investment Return[5]

Based on net asset value	28.92%[6]	(8.39%)	(7.46%)	6.63%	15.50%[6]

Ratios to Average Net Assets[7]

Total expenses after waiver and reimbursement	2.32%[8]	2.33%	2.34%	2.34%	1.65%[8]

Total expenses	3.30%[8]	2.99%	2.83%	3.14%	3.37%[8]

Net investment income (loss)	1.19%[8]	2.78%	1.83%	0.73%	(0.03%)[8]

Supplemental Data

Net assets, end of period (000)	$ 5,715	$ 5,384	$ 8,660	$ 11,534	$ 10,663

Portfolio turnover of the Master LLC	71%	346%	67%	50%	19%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Includes a redemption fee, which is less than $0.01 per share.

[5]	Total investment returns exclude the effects of sales charges.

[6]	Aggregate total investment return.

[7]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[8]	Annualized.

See Notes to Financial Statements.

12 BLACKROCK COMMODITY STRATEGIES FUND

MAY 31, 2008

Financial Highlights (concluded)			BlackRock Commodity Strategies Fund

			Investor C
					Period
	Six Months				March 26,
	Ended	Year Ended November 30,			2004[1] to
	May 31, 2008				November 30,
	(Unaudited)	2007	2006	2005	2004
Per Share Operating Performance

Net asset value, beginning of period	$ 8.50	$ 9.73	$ 12.29	$ 11.55	$ 10.00

Net investment income (loss)	0.05[2]	0.24[2]	0.20[2]	0.09	—[3]
Net realized and unrealized gain (loss)	2.30[4]	(1.05)[4]	(0.97)	0.68	1.55

Net increase (decrease) from investment operations	2.35	(0.81)	(0.77)	0.77	1.55

Dividends and distributions from:
Net investment income	(0.42)	(0.42)	(1.78)	(0.03)	—
Net realized gain	—	—	(0.01)	—	—

Total dividends and distributions	(0.42)	(0.42)	(1.79)	(0.03)	—

Net asset value, end of period	$ 10.43	$ 8.50	$ 9.73	$ 12.29	$ 11.55

Total Investment Return[5]

Based on net asset value	29.00%[6]	(8.44%)	(7.50%)	6.67%	15.50%[6]

Ratios to Average Net Assets[7]

Total expenses after waiver and reimbursement	2.34%[8]	2.34%	2.34%	2.34%	1.67%[8]

Total expenses	3.33%[8]	2.99%	2.82%	3.14%	3.37%[8]

Net investment income (loss)	1.11%[8]	2.79%	1.83%	0.75%	(0.03%)[8]

Supplemental Data

Net assets, end of period (000)	$ 18,876	$ 19,239	$ 37,232	$ 44,292	$ 34,403

Portfolio turnover of the Master LLC	71%	346%	67%	50%	19%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Includes a redemption fee, which is less than $0.01 per share.

[5]	Total investment returns exclude the effects of sales charges.

[6]	Aggregate total investment return.

[7]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[8]	Annualized.

See Notes to Financial Statements.

BLACKROCK COMMODITY STRATEGIES FUND

MAY 31, 2008

13

Notes to Financial Statements (Unaudited) BlackRock Commodity Strategies Fund

1. Significant Accounting Policies:

BlackRock Commodity Strategies Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in
Master Commodity Strategies LLC (the "Master LLC"). The value of the
Fund's investment in the Master LLC reflects the Fund's proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are pre-
pared in conformity with accounting principles generally accepted in the
United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. All such adjustments are of a normal, recurring nature. The percentage of the
Master LLC owned by the Fund at May 31, 2008 was 91.7% . The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C
Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B and
Investor C Shares bear certain expenses related to the shareholder servic-
ing of such shares, and Investor B and Investor C Shares also bear cer-
tain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B sharehold-
ers may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund records its investment in the Master
LLC at fair value. Valuation of securities held by the Master LLC is dis-
cussed in Note 1 of the Master LLC's Notes to Financial Statements,
which are included elsewhere in this report.

Financial Accounting Standards Board (“FASB”) Statement of Financial
Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”),
clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various updates are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for
identical securities

•Level 2 — other observable inputs (including, but not limited to:
quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates)
or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in deter-
mining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of May 31, 2008 in determining the fair valuation of the Fund’s investments:

Investments in
Valuation Inputs	Securities

Level 1	—
Level 2	$ 43,752,391
Level 3	—

Total	$ 43,752,391

Investment Transactions and Net Investment Income: Investment trans-
actions in the Master LLC are accounted for on a trade date basis. The
Fund records daily its proportionate share of the Master LLC’s income, expenses and realized and unrealized gains and losses. In addition, the
Fund accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its sharehold-
ers. Therefore, no federal income tax provision is required.

Effective May 31, 2008, the Fund implemented Financial Accounting
Standards Board (“FASB”) Interpretation No. 48, “Accounting for
Uncertainty in Income Taxes — an interpretation of FASB Statement No.
109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, includ-
ing investment companies, before being measured and recognized in the financial statements. The administrator has evaluated the application of
FIN 48 to the Fund and has determined that the adoption of FIN 48 does not have a material impact on the Fund’s financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax

14 BLACKROCK COMMODITY STRATEGIES FUND MAY 31, 2008

Notes to Financial Statements (continued) BlackRock Commodity Strategies Fund returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the years ended
November 30, 2004 through November 30, 2006. The statutes of limita-
tions on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”) was issued and is effective for fiscal years begin-
ning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The impact on the
Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with BlackRock
Advisors, LLC (the "Administrator"), an indirect, wholly owned subsidiary of BlackRock, Inc. to provide administrative services (other than invest-
ment advice and related portfolio activities). For such services, the Fund pays a monthly fee at an annual rate of 0.50% of the Fund's average daily net assets. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The
PNC Financial Services Group, Inc. ("PNC") are principal owners of
BlackRock, Inc.

The Administrator has agreed to voluntarily waive the administration fees and/or reimburse expenses in order to cap total expenses (exclud-
ing distribution fees and/or shareholder servicing fees) at 1.33% . The
Administrator may discontinue or reduce this voluntary fee waiver and/or reimbursement of fees and/or expenses at any time without notice. For the six months ended May 31, 2008, the Administrator earned fees of
$102,316, all of which was waived. In addition, the Administrator reim-
bursed the Fund $100,545 in additional operating expenses.

The Fund has also entered into separate Distribution Agreements and
Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock
Distributors, Inc. and its affiliates ("BDI") (collectively the "Distributor").
FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee

Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%

Pursuant to sub-agreements with each Distributor, broker-dealers, includ-
ing Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a
wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing and/or distribution services to the Fund. The ongo-
ing service fee and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B and Investor C shareholders.

For the six months ended May 31, 2008, the Distributor earned under-
writing discounts and direct commissions and its affiliates earned dealer concessions on sales of the Fund's Investor A Shares, which totaled $20,431.

For the six months ended May 31, 2008, affiliates received contingent deferred sales charges of $18,326 and $2,011 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $4 relating to transactions subject to front-end sales charge waivers in Investor A Shares. These amounts include payments to Hilliard Lyons, which was considered an affiliate for a portion of the period.

The Administrator maintains a call center, which is responsible for pro-
viding certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instruc-
tions from shareholders with respect to the subscription and redemption of Fund shares. During the six months ended May 31, 2008, the following amounts have been accrued by the Fund to reimburse the Administrator for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

Call Center
Fees

Institutional	$ 49
Investor A	$ 120
Investor B	$ 48
Investor C	$ 143

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, record keeping, sub-transfer agency and other adminis-
trative services with respect to sub-accounts they service. For these serv-
ices, these affiliates receive an annual fee per shareholder account, which will vary depending on share class. For the six months ended May 31,
2008, the Fund paid $32,207 in return for these services.

BLACKROCK COMMODITY STRATEGIES FUND MAY 31, 2008 15

Notes to Financial Statements (continued) BlackRock Commodity Strategies Fund

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, is the
Fund’s transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including shareholder reports, dividend and distribu-
tion notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti–money laundering services, and customer identification services.

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Beneficial Interest Transactions: There are an unlimited number of shares authorized for all classes. Transactions in beneficial interest for each class were as follows:

	Six Months Ended		Year Ended
	May 31, 2008		November 30, 2007

	Shares	Amount	Shares	Amount

Institutional

Shares sold	161,418	$ 1,516,167	566,172	$ 4,810,390
Shares issued to shareholders in reinvestment of dividends	50,753	414,634	88,584	769,824

Total issued	212,171	1,930,801	654,756	5,580,214
Shares redeemed	(330,307)	(3,038,629)	(1,452,585)	(12,322,167)

Net decrease	(118,136)	$ (1,107,828)	(797,829)	$ (6,741,953)

Investor A

Shares sold and automatic conversion of shares	363,140	$ 3,605,061	178,737	$ 1,536,390
Shares issued to shareholders in reinvestment of dividends	40,774	333,522	69,168	601,150

Total issued	403,914	3,938,583	247,905	2,137,540
Shares redeemed	(214,882)	(2,013,980)	(802,734)	(6,873,449)

Net increase (decrease)	189,032	$ 1,924,603	(554,829)	$ (4,735,909)

Investor B

Shares sold	54,983	$ 531,015	38,506	$ 321,349
Shares issued to shareholders in reinvestment of dividends	26,410	217,871	34,218	299,433

Total issued	81,393	748,886	72,724	620,782
Shares redeemed and automatic conversion of shares	(165,447)	(1,534,663)	(330,173)	(2,875,347)

Net decrease	(84,054)	$ (785,777)	(257,449)	$ (2,254,565)

Investor C

Shares sold	252,766	$ 2,472,890	522,014	$ 4,395,055
Shares issued to shareholders in reinvestment of dividends	100,850	831,996	156,911	1,371,467

Total issued	353,616	3,304,886	678,925	5,766,522
Shares redeemed	(805,746)	(7,649,632)	(2,244,752)	(19,293,772)

Net decrease	(452,130)	$ (4,344,746)	(1,565,827)	$ (13,527,250)

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid in capital.

16 BLACKROCK COMMODITY STRATEGIES FUND

MAY 31, 2008

Notes to Financial Statements (concluded) BlackRock Commodity Strategies Fund

4. Capital Loss Carryforward:

On November 30, 2007, the Fund had a capital loss carryforward of
$22,212,704, of which $9,401,925 expires in 2014 and $12,810,779 expires in 2015. This amount will be available to offset future realized capital gains.

Portfolio Summary Master Commodity Strategies LLC

As of May 31, 2008

Percent of
Portfolio	Long-Term
Composition	Investments

Corporate Bonds	59%
Non-U.S. Government Agency Mortgage-Backed
Securities — Collateralized Mortgage
Obligations	24
Non-U.S. Government Agency Mortgage-Backed
Securities — Commercial Mortgage-Backed
Securities	7
Asset-Backed Securities	6
U.S. Government Agency Mortgage-Backed
Securities	1
U.S. Government Agency Mortgage-Backed
Securities — Collateralized Mortgage
Obligations	3

BLACKROCK COMMODITY STRATEGIES FUND

MAY 31, 2008

17

Schedule of Investments May 31, 2008 (Unaudited)		Master Commodity Strategies LLC
		(Percentages shown are based on Net Assets)
		Par
	Asset-Backed Securities	(000)	Value

	Chase Issuance Trust Series 2005-A12 Class A, 2.524%, 2/15/11	$ 420	$ 419,107
	Countrywide Asset Backed Certificates Series 2003-2 Class M1, 3.443%, 6/26/33 (a)	180	115,844
	Residential Asset Mortgage Products, Inc. Series 2004-RZ4 Class M3, 3.293%, 12/25/34 (a)	342	262,969
	SLM Student Loan Trust Series 2008-5 (a):
	Class A2, 3.997%, 10/25/16	615	616,870
	Class A3, 4.197%, 1/25/18	625	627,994
	Wachovia Asset Securitization, Inc. Series 2003-HE1 Class A1, 2.683%, 3/25/33 (a)	22	18,254
	Wells Fargo Home Equity Trust Series 2004-2 Class M5, 3.643%, 11/25/33 (a)	300	230,302

	Total Asset-Backed Securities — 4.8%		2,291,340

Industry	Corporate Bonds

Capital Markets — 0.4%	Morgan Stanley, 5.625%, 1/09/12	200	197,691

Commercial	Natixis Financial Products, Inc., 2.399%, 9/22/08 (a)(b)	6,000	12,610,620
Banks — 27.2%	US Bancorp, 3.17%, 5/06/10	355	354,412

			12,965,032

Commercial Services &	West Corp., 9.50%, 10/15/14	50	46,750
Supplies — 0.1%

Diversified Financial	Bank of America NA, 3.316%, 5/12/10	440	438,935
Services — 1.2%	Citigroup, Inc., 5.30%, 10/17/12	115	113,733

			552,668

Diversified	Citizens Communications Co., 6.25%, 1/15/13	50	47,000
Telecommunication	Qwest Communications International, Inc., 7.50%, 2/15/14	50	49,000

Services — 0.2%			96,000

Electronic Equipment &	NXP BV, 5.463%, 10/15/13 (a)	75	68,625
Instruments — 0.1%

Food & Staples	CVS/Caremark Corp., 2.982%, 6/01/10 (a)	190	185,805
Retailing — 0.4%

Insurance — 18.5%	AIG-FP Private Funding Corp., 2.578%, 6/24/09	8,610	8,834,722

Media — 0.6%	Time Warner Cable, Inc., 5.40%, 7/02/12	300	296,184

Metals & Mining — 0.2%	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/01/17	95	102,125

Multi-Utilities — 0.5%	Public Service Electric & Gas Co., 3.776%, 3/12/10	235	234,421

Oil, Gas & Consumable	Peabody Energy Corp., 7.375%, 11/01/16	55	56,238
Fuels — 0.2%	Petrobras International Finance Co., 5.875%, 3/01/18	40	39,207

			95,445

Pharmaceuticals — 0.6%	GlaxoSmithKline Capital, Inc., 3.31%, 5/13/10	290	290,809

	Total Corporate Bonds — 50.2%		23,966,277

	U.S. Government Agency Mortgage-Backed Securities

	Fannie Mae Guaranteed Pass Through Certificates, 4.50%, 10/01/19	641	630,296

	Total U.S. Government Agency Mortgage-Backed Securities — 1.3%		630,296

	U.S. Government Agency Mortgage-Backed Securities — Collateralized Mortgage Obligations

	Fannie Mae Trust Series 2007-88 Class SA, 1.908%, 8/25/35 (a)(c)	569	14,623
	Ginnie Mae Trust Series, Class IO (a)(c):
	Series 2005-9, 0.778%, 1/16/45	9,134	366,636
	Series 2005-76, 0.882%, 9/16/45	7,752	358,555
	Series 2005-90, 0.912%, 11/16/45	7,202	319,995

	Total U.S. Government Agency Mortgage-Backed Securities — Collateralized Mortgage Obligations — 2.2%		1,059,809

See Notes to Financial Statements.

18 BLACKROCK COMMODITY STRATEGIES FUND

MAY 31, 2008

Schedule of Investments (continued)		Master Commodity Strategies LLC
	(Percentages shown are based on Net Assets)
		Par
	Non-U.S. Government Agency Mortgage-Backed Securities	(000)	Value

Collateralized Mortgage	ABN AMRO Mortgage Corp. Series 2003-2 Class 2A1, 2.893%, 3/25/18 (a)	$ 725	$ 722,005
Obligations — 20.4%	Banc of America Mortgage Securities Inc.:
	Series 2004-C Class 2A1, 3.705%, 4/25/34 (a)	909	880,618
	Series 2007-3 Class 1A1, 6%, 9/25/37	473	459,054
	Countrywide Alternative Loan Trust Series 2004-2CB Class 1A4, 2.793%, 3/25/34 (a)	430	412,871
	Countrywide Home Loan Mortgage Pass-Through Trust (a):
	Series 2004-J2 Class A2, 2.893%, 3/25/34	429	415,968
	Series 2004-J7 Class 1A1, 2.843%, 8/25/34	881	859,462
	First Horizon Asset Securities, Inc. Series 2003-4 Class 2A2, 2.843%, 6/25/18 (a)	427	417,825
	GSR Mortgage Loan Trust Series 2005-AR5 Class 2A3, 5.169%, 10/25/35 (a)	436	418,390
	Homebanc Mortgage Trust Series 2005-4 Class A1, 2.663%, 10/25/35 (a)	472	398,053
	Residential Accredit Loans, Inc. (a):
	Series 2004-QS8 Class A4, 2.793%, 6/25/34	1,581	1,477,750
	Series 2006-QA9 Class A1, 2.573%, 11/25/36	523	377,280
	Residential Funding Mortgage Securities I (a):
	Series 2003-S14 Class A5, 2.793%, 7/25/18	1,719	1,706,497
	Series 2003-S14 Class A6, 2.793%, 7/25/18	934	898,310
	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Class A1C3, 2.883%, 10/25/45 (a)	400	264,702

			9,708,785

Commercial	Credit Suisse Mortgage Capital Certificates (a):
Mortgage-Backed	Series 2007-C2 Class A3, 5.542%, 1/15/49	390	376,575
Securities — 6.5%	Series 2007-C3 Class A4, 5.723%, 6/15/39	400	392,583
	GMAC Commercial Mortgage Securities, Inc. Series 2001-C1 Class B, 6.67%, 4/15/34 (a)(d)	550	573,940
	JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP8 Class A4, 5.40%, 5/15/45	425	414,895
	LB-UBS Commercial Mortgage Trust:
	Series 2004-C4 Class A2, 4.567%, 6/15/29 (a)	475	475,463
	Series 2007-C2 Class A3, 5.43%, 2/15/40	420	403,067
	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-1 Class A4, 5.425%, 2/12/39 (a)(f)	465	459,342

			3,095,865

	Total Non-U.S. Government Agency Mortgage-Backed Securities — 26.9%		12,804,650

Industry	Capital Trusts

Capital Markets — 0.3%	Goldman Sachs Capital III Series F, 3.846% (a)(e)	180	126,828

	Total Capital Trusts — 0.3%		126,828

	Total Long-Term Investments (Cost — $35,078,342) — 85.7%		40,879,200

		Beneficial
	Short-Term Securities	Interest (000)

	BlackRock Liquidity Series, LLC Cash Sweep Series, 2.63% (f)(g)	$ 6,299	6,299,479

	Total Short-Term Securities (Cost — $6,299,479) — 13.2%		6,299,479

	Options Purchased	Contracts†

Swaptions	Pay a fixed rate of 5.04% and receive a floating rate based on the 3-month LIBOR, expiring April 2011,
	Broker JPMorgan Chase (h)	1	56,225
	Receive a fixed rate of 5.36% and pay a floating rate based on 3-month LIBOR, expiring February 2011,
	Broker Creduit Suisse International (h)	2	94,415
	Receive a fixed rate of 5.56% and pay a floating rate based on 3-month USD LIBOR, expiring November 2012,
	Broker Deutsche Bank AG (h)	1	57,443

			208,083

See Notes to Financial Statements.

BLACKROCK COMMODITY STRATEGIES FUND

MAY 31, 2008

19

Schedule of Investments (continued)		Master Commodity Strategies LLC
	(Percentages shown are based on Net Assets)

	Options Purchased	Contracts	Value

Call Options Purchased	Euro-Dollar Future, expiring September 2008 at USD 97.375	11	$ 2,819
	Eurodollar 1-Year Mid-Curve Options, expiring September 2008 at USD 96.75	18	7,875
	Eurodollar 1-Year Mid-Curve Options, expiring September 2008 at USD 97.75	18	1,125

			11,819

Swaptions	Pay a fixed rate of 5.36% and receive a floating rate based on 3-month LIBOR, expiring February 2011,
	Broker Credit Suisse International (h)	2 †	109,938
	Pay a fixed rate of 5.56% and receive a floating rate based on 3-month USD LIBOR, expring November 2012,
	Broker Deutsche Bank AG (h)	1 †	48,023
	Receive a fixed rate of 5.04% and pay a floating rate based on the 3-month LIBOR, expiring April 2011,
	Broker JPMorgan Chase (h)	1 †	79,212

			237,173

	Total Options Purchased (Cost — $518,159) — 1.0%		457,075

	Total Investments Before Options Written (Cost — $41,895,980*) — 99.9%		47,635,754

	Options Written

Call Options Written	Euro-Dollar Future, expiring September 2008 at USD 97.875	12	(600)
	Eurodollar 1-Year Mid-Curve Options, expiring September 2008 at USD 97.25	36	(6,525)

			(7,125)

Swaptions	Receive a fixed rate of 3.30% and pay a floating rate based on 3-month LIBOR, expiring October 2008,
	broker Deutsche Bank AG (h)	3 †	(40,042)

Put Options Written	Euro-Dollar Future, expiring December 2008 at USD 96.75	6	(3,712)
	Eurodollar 1-Year Mid-Curve Options, expiring September 2008 at USD 96.5	25	(34,844)

			(38,556)

	Total Options Written (Premiums Received — $49,748) — (0.2%)		(85,723)

	Total Investments, Net of Options Written — 99.7%		47,550,031
	Other Assets Less Liabilities — 0.3%		162,176

	Net Assets — 100.0%		$ 47,712,207

* The cost and unrealized appreciation (depreciation) of investments, as of May 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 41,895,980

Gross unrealized appreciation	$ 6,863,050
Gross unrealized depreciation	(1,123,276)

Net unrealized appreciation	$ 5,739,774

† One contract represents a notional amount of $1,000,000.

(a) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Represents the interest only portion of a mortgage-backed security and has either a nominal or notional amount of principal.

(d) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(e) Security is a perpetual in nature and has no stated maturity date.

(f) Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase	Sales	Realized	Interest
Affiliate	Cost	Cost	Gain	Income

BlackRock Liquidity
Series, LLC Cash
Sweep Series	$6,299,479*	—	—	$33,999
Merrill Lynch/
Countrywide
Commercial
Mortgage Trust
Series 2006-1
Class A4, 5.425%
2/12/39	—	—	—	$12,679

*Represents net purchase cost.

(g) Represents the current yield as of report date.

(h) This European style swaption, which can be excersied only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of the swaption.

See Notes to Financial Statements.

20 BLACKROCK COMMODITY STRATEGIES FUND

MAY 31, 2008

Schedule of Investments (concluded) Master Commodity Strategies LLC

•For Master LLC compliance purposes,the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.
Industries are shown as a percent of net assets.
•Financial futures contracts purchased as of May 31,2008 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation

2	Euro-Dollar	June
	futures	2008	$487,119	$ (631)
2	Euro-Dollar	September
	futures	2008	$486,806	(1,006)
2	Euro-Dollar	December
	futures	2008	$485,681	(1,231)
2	Euro-Dollar	March
	futures	2009	$484,881	(1,506)
1	Euro-Dollar	June
	futures	2009	$242,003	(941)
1	Euro-Dollar	September
	futures	2009	$241,516	(1,016)
1	Euro-Dollar	December
	futures	2009	$241,028	(1,091)
1	Euro-Dollar	March
	futures	2010	$240,703	(1,166)
1	Euro-Dollar	June
	futures	2010	$240,278	(1,128)
1	Euro-Dollar	September
	futures	2010	$239,966	(1,153)
1	Euro-Dollar	December
	futures	2010	$239,678	(1,203)
1	Euro-Dollar	March
	futures	2011	$239,491	(1,215)

Total Unrealized Depreciation				$ (13,287)

•Financial futures contracts sold as of May 31,2008 were as follows:

				Unrealized
		Expiration	Face	Appreciation
Contracts	Issue	Date	Value	(Depreciation)

14	2-Year	June
	U.S. Treasury Bond	2008	$2,970,348	$ 6,723
1	5-Year	June
	U.S. Treasury Bond	2008	$ 111,881	1,100
23	10-Year	September
	U.S. Treasury Bond	2008	$2,573,062	(12,281)

Total Unrealized Appreciation/Depreciation				$ (4,458)

• Swaps outstanding as of May 31, 2008 were as follows:

			Notional	Unrealized
			Amount	Appreciation
			(000)	(Depreciation)

Sold credit default protection on
Fannie Mae and received 0.18%
Broker, Lehman Brothers Inc.
Expires March 2010			$1,000	$ (2,106)
Sold credit default protection on
Freddie Mac and received 0.15%
Broker, Lehman Brothers Inc.
Expires June 2010			$4,000	(39,952)

• Swaps outstanding (concluded):

	Notional	Unrealized
	Amount	Appreciation
	(000)	(Depreciation)

Sold credit default protection on
Fannie Mae and received 0.48%
Broker, Deustche Bank AG
Expires June 2010	$2,000	$ (6,770)
Receive a fixed rate of 7.1192%
and pay a floating rate based on
6-month AUD Bank Bill Rate
Broker, Deutsche Bank AG
Expires October 2012	AUD 1,393	(28,970)
Bought credit default protection
on Dow Jones CDX North America
Investment Grade Index and Pay 1.55%
Broker, Credit Suisse First Boston
Expires June 2013	$ 262	997
Pay a fixed rate of 4.96% and receive
a floating rate based on 3-month
USD LIBOR
Broker, Deutsche Bank AG
Expires May 2018	$1,315	(12,431)

Total		$ (89,232)

•Effective December 1,2007,Master Commodity Strategies LLC (the “Master”)
adopted Financial Accounting Standard Board Statement of Financial
Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS
157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value meas-
urements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical services
•Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Master’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.

The following table summarizes the inputs used as of May 31, 2008 in determining the fair valuation of the Master’s investments:

		Other
Valuation	Investments in	Financial
Inputs	Securities	Instruments*

Level 1	—	$ (51,607)
Level 2	$47,178,679	315,982
Level 3	—	—

Total	$47,178,679	$264,375

* Other financial instruments are options, futures and swaps.

•Currency Abbreviation: AUD Australian Dollar

See Notes to Financial Statements.

BLACKROCK COMMODITY STRATEGIES FUND

MAY 31, 2008

21

Statement of Assets and Liabilities	Master Commodity Strategies LLC

May 31, 2008 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $35,128,616)	$ 40,876,933
Investments at value — affiliated (cost — $6,767,364)	6,758,821
Foreign currency at value (cost — $112,481)	115,068
Unrealized appreciation on swaps	997
Contributions receivable from the Fund	252,011
Interest receivable	84,705
Swaps receivable	3,578
Prepaid expenses	1,718
Other assets	865

Total assets	48,094,696

Liabilities

Options written at value (premiums received — $49,748)	85,723
Bank overdraft	3,595
Unrealized depreciation on swaps	90,229
Swap premiums received	22,286
Investment advisory fees payable	20,945
Officer’s and Directors’ fees payable	9,876
Margin variation payable	6,979
Swaps payable	3,405
Other affiliates payable	` 310
Other accrued expenses payable	49,953
Other liabilities	89,188

Total liabilities	382,489

Net Assets

Net assets	$ 47,712,207

Net Assets Consist of

Investors’ capital	$ 42,113,570
Net unrealized appreciation/depreciation	5,598,637

Net assets	$ 47,712,207

See Notes to Financial Statements.

22 BLACKROCK COMMODITY STRATEGIES FUND

MAY 31, 2008

Statement of Operations	Master Commodity Strategies LLC

Six Months Ended May 31, 2008 (Unaudited)

Investment Income

Interest (including $46,678 from affiliates)	$ 780,108

Expenses

Investment advisory	111,701
Accounting services	58,763
Professional	27,597
Custodian	10,974
Officer and Directors	10,272
Printing	1,260
Miscellaneous	7,610

Total expenses excluding interest expense	228,177
Interest expense	1,036

Total expenses	229,213

Net investment income	550,895

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	9,434,239
Futures and swaps	(51,226)
Options written	11,663
Foreign currency	3,256

9,397,932

Net change in unrealized appreciation/depreciation on:
Investments	1,697,528
Futures and swaps	(84,966)
Options written	(17,165)
Foreign currency	2,324

1,597,721

Total realized and unrealized gain	10,995,653

Net Increase in Net Assets Resulting from Operations	$ 11,546,548

See Notes to Financial Statements.

BLACKROCK COMMODITY STRATEGIES FUND

MAY 31, 2008

23

Statements of Changes in Net Assets			Master Commodity Strategies LLC

			Six Months Ended		Year Ended
			May 31, 2008		November 30,
Increase (Decrease) in Net Assets:				(Unaudited)	2007

Operations

Net investment income			$ 550,895		$ 2,573,137
Net realized gain (loss)				9,397,932	(14,862,954)
Net change in unrealized appreciation/depreciation				1,597,721	6,037,015

Net increase (decrease) in net assets resulting from operations				11,546,548	(6,252,802)

Capital Transactions

Proceeds from contributions				8,962,229	11,859,424
Fair value of withdrawals				(15,718,766)	(52,285,904)

Net decrease in net assets derived from capital transactions				(6,756,537)	(40,426,480)

Net Assets

Total increase (decrease) in net assets				4,790,011	(46,679,282)
Beginning of period				42,922,196	89,601,478

End of period			$ 47,712,207		$ 42,922,196

Financial Highlights			Master Commodity Strategies LLC

					Period
	Six Months				March 26,
	Ended	Year Ended November 30,			2004[1] to
	May 31, 2008				November 30,
	(Unaudited)	2007	2006	2005	2004
Total Investment Return

Total investment return	29.75%[2]	(7.09%)	(5.92%)	8.26%	16.20%[2]

Ratios to Average Net Assets

Total expenses after waiver and excluding interest expense	1.02%[3]	0.95%	0.70%	0.73%	0.68%[3]

Total expenses after waiver	1.02%[3]	0.96%	0.70%	0.73%	0.68%[3]

Total expenses	1.02%[3]	0.96%	0.70%	0.73%	0.73%[3]

Net investment income	2.46%[3]	4.16%	3.46%	2.37%	0.95%[3]

Supplemental Data

Net assets, end of period (000)	$ 47,712	$ 42,922	$ 89,601	$106,157	$ 75,982

Portfolio turnover	71%	346%	67%	50%	19%

[1]	Commencement of operations.

[2]	Aggregate total investment return.

[3]	Annualized.

See Notes to Financial Statements.

24 BLACKROCK COMMODITY STRATEGIES FUND

MAY 31, 2008

Notes to Financial Statements (Unaudited) Master Commodity Strategies LLC

1. Significant Accounting Policies:

Master Commodity Strategies LLC (the “Master LLC”) is registered as an open-end, non-diversified investment company under the Investment
Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability Company
Agreement permits the Directors to issue non-transferable interests in the Master LLC, subject to certain limitations. The Master LLC’s financial statements are prepared in conformity with accounting principles gener-
ally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation of Investments: The Master LLC values its bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Board of Directors (the “Board”). Financial futures contracts are traded on exchanges and are valued at their last sale price. Swap agreements are valued by quoted fair values received daily by the Master LLC’s pricing service, or through brokers. Short-term securities are valued at amortized cost. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such invest-
ments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

Equity investments traded on a recognized securities exchange or the
NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity invest-
ments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. Over-the-counter (“OTC”) options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value
Assets”). When determining the price for Fair Value Assets, the invest-
ment advisor and/or sub-advisor seeks to determine the price that the
Master LLC might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is sub-
sequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York
Stock Exchange (“NYSE”). The values of such securities used in comput-
ing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Master LLC’s net assets. If events (for example, a company announcement, market volatility or a natural disas-
ter) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Master LLC may engage in various portfolio investment strategies to increase the return of the Master LLC and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.
•Financial futures contracts — The Master LLC may purchase or sell financial futures contracts and options on such financial futures con-
tracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield.
Upon entering into a contract, the Master LLC deposits and main-
tains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the
Master LLC agrees to receive from, or pay, to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recog-
nized by the Master LLC as unrealized gains or losses. When the con-
tract is closed, the Master LLC records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
•Hybrid instruments — The Master LLC may invest in hybrid instru-
ments, including structured notes and commodity-linked notes. The principal and/or interest payments on these hybrid instruments are linked to the value of commodities, commodity futures contracts, or the performance of one or more indexes or other readily measurable economic variables. The principal value of the hybrid instruments, and/or the value of the interest that they pay, will rise or fall in response to changes in the values of the underlying commodities, commodity futures contracts, or commodity indexes. Although these hybrid instruments are primarily debt obligations, they indirectly pro-
vide exposure to changes in the value of the underlying commodities.
•Options — The Master LLC may purchase and write call and put options. When the Master LLC writes an option, an amount equal to the premium received by the Master LLC is reflected as an asset

BLACKROCK COMMODITY STRATEGIES FUND MAY 31, 2008 25

Notes to Financial Statements (continued) Master Commodity Strategies LLC and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from
(or added to) the proceeds of the security sold. When an option expires (or the Master LLC enters into a closing transaction), the
Master LLC realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid).
European options are exercised at maturity date only.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time dur-
ing the option period.
•Swap options — Swap options (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is grant-
ing or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option.
•Swaps — The Master LLC may enter into swap agreements in which the Master LLC and a counterparty agree to make periodic net pay-
ments on a specified notional amount. These periodic payments received or made by the Master LLC are recorded in the accompany-
ing Statement of Operations as realized gains or losses, respectively.
Gains or losses are realized upon termination of the swap agree-
ments. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Master LLC will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Master LLC’s basis in the contract, if any.

Credit default swaps — Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consider-
ation for a guarantee from the counterparty to make a specific pay-
ment should a negative credit event take place.

Interest rate swaps — Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize)
over time.

Foreign Currency Transactions: Foreign currency amounts are trans-
lated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Master LLC reports foreign currency related transactions as compo-
nents of realized gains for financial reporting purposes, whereas such com-
ponents are treated as ordinary income for federal income tax purposes.

Asset-Backed Securities: The Master LLC may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securi-
ties may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mort-
gagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Master LLC has purchased such an asset-backed security at a pre-
mium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Capital Trusts: These securities are typically issued by corporations, gen-
erally in the form of interest-bearing notes with preferred securities char-
acteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. These securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated
maturity date. Dividends can be deferred without creating an event of de-
fault or acceleration, although maturity cannot take place unless all cumu-
lative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market.
Payments on these securities are treated as interest rather than dividends for Federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Collateralized Mortgage Obligations: The Master LLC may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”). These multiple class securities may be issued by
GNMA, U.S. government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multi-
ple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-
through securities (the “Mortgage Assets”), the payments on which are

26 BLACKROCK COMMODITY STRATEGIES FUND MAY 31, 2008

Notes to Financial Statements (continued) Master Commodity Strategies LLC used to make payments on the CMOs or multiple pass-through securities.
The markets for CMOs may be more illiquid than those of other securities.
Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes
(“TACs”). IOs and POs are stripped mortgage-backed securities represent-
ing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and
POs can be extremely volatile in response to changes in interest rates.
As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When pay-
ments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

Mortgage-Backed Securities: The Master LLC may purchase in the sec-
ondary market certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentali-
ties of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Government National Mortgage Association
(“GNMA”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA guaranteed Mortgage Pass-Through Certificates which are solely the obli-
gations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

The Master LLC invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the
Schedule of Investments for these securities. Changes in economic condi-
tions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

Reverse Repurchase Agreements: The Master LLC may enter into reverse repurchase agreemens with qualified third party broker-dealers. Interest on the value of the reverse repurchase agreements issued and outstand-
ing is based on competitive market rates at the time of issuance and is included within the related liability on the Statement of Assets and
Liabilities. At the time the Master LLC enters into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. The Master LLC may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transation is greater than the interest expense of the transaction.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Master LLC may decline below the price of the securities the Master LLC has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repur-
chase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Master LLC’s obligations to repurchase the securi-
ties and the Master LLC’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Segregation: In cases in which the 1940 Act and the interpretive posi-
tions of the Securities and Exchange Commission (“SEC”) require that the Master LLC segregates assets in connection with certain investments
(e.g., futures) and certain borrowings, the Master LLC will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transac-
tions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master LLC has determined the ex-dividend dates. Interest income is recognized on the accrual basis. The Master LLC amortizes all premi-
ums and discounts on debt securities.

Income Taxes: The Master LLC is classified as a “pass-through entity” for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master
LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the
Master LLC can satisfy the requirements of Subchapter M of the Internal
Revenue Code.

Effective May 30, 2008, the Master LLC implemented Financial Account-
ing Standards Board (“FASB”) Interpretation No. 48, “Accounting for
Uncertainty in Income Taxes — an interpretation of FASB Statement No.
109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Master LLC, and has determined that the adoption of FIN 48 does not have a material impact on any Master LLC’s financial statements. The Master LLC files U.S. federal and various state and local tax returns. No income tax returns are currently under exami-
nation. The statutes of limitations on the Master LLC’s U.S. federal tax returns remains open for the years ended November 30, 2004 through
November 30, 2006. The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

BLACKROCK COMMODITY STRATEGIES FUND MAY 31, 2008 27

Notes to Financial Statements (concluded) Master Commodity Strategies LLC

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities — an amendment of FASB Statement
No. 133” (“FAS 161”), was issued and is effective for fiscal years begin-
ning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The impact on the Master LLC’s financial statement disclosures, if any, is currently being assessed.

Bank Overdraft: The Master LLC recorded a bank overdraft which result-
ed from a timing difference of security transaction settlements.

Other: Expenses directly related to the Master LLC are charged to the
Master LLC. Other operating expenses shared by several funds are pro-
rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Master LLC has entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned sub-
sidiary of BlackRock, Inc., to provide investment advisory and adminis-
tration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC
Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Master LLC’s portfolio of investments and provides the necessary personnel, facilities and equipment to provide such services to the Master LLC. For such services, the Master LLC pays the Advisor a monthly fee at an annual rate of 0.50%, of the average daily value of the Master LLC’s net assets.

The Advisor has entered into separate sub-advisory agreements with
BlackRock Investment Management, LLC and BlackRock Financial
Management, Inc., both affiliates of the Advisor, under which the Advisor pays each sub-advisor, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Master LLC to the Advisor.

For the six months ended May 31, 2008, the Master LLC reimbursed the Advisor $390 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales (including paydowns) of investments, excluding short-term securities, for the six months ended May 31, 2008 were
$29,978,242 and $43,462,453, respectively.

Transactions in call options written for the six months ended May 31,
2008 were as follows:

		Premiums
	Contracts	Received

Outstanding call options written,
beginning of period	1	$ 15,438
Options written	112	47,541
Options closed	(12)	(29,851)
Options expired	(53)	(22,620)

Outstanding call options written,
end of period	48	$10,508

Transactions in put options written for the six months ended May 31, 2008 were as follows:

		Premiums
	Contracts*	Received

Outstanding put options written,
beginning of period	37	$18,328
Options written	35	65,550
Options closed	(1)	(26,310)
Options expired	(37)	(18,328)

Outstanding put options written,
end of period	34	$39,240

* Some contracts represent a notional amount of $1,000,000.

4. Short-Term Borrowings:

The Master LLC, along with certain other funds managed by the Advisor and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Master LLC may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Master LLC may borrow up to the maximum amount allowable under the Master LLC’s current prospectus and state-
ment of additional information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Master
LLC pays a commitment fee of 0.06% per annum based on the Master
LLC’s pro rata share of the unused portion of the credit agreement.
Amounts borrowed under the credit agreement bear interest at a rate equal to, at the Master LLC’s election, the federal funds rate plus 0.35%
or a base rate as defined in the credit agreement. The Master LLC did not borrow under the credit agreement during the six months ended
May 31, 2008.

5. Commitments:

At May 31, 2008, the Master LLC had entered into foreign exchange contracts under which it had agreed to purchase foreign currency with an approximate value of $9,600.

6. Reverse Repurchase Agreements:

For the six months ended May 31, 2008, the Master LLC’s average amount outstanding was approximately $26,000 and the daily
weighted average interest rate was 7.79% .

There were no reverse repurchase agreements outstanding as of
May 31, 2008.

28 BLACKROCK COMMODITY STRATEGIES FUND MAY 31, 2008

Officers and Directors

James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
Robert M. Hernandez, Chairman of the Board and Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
Jean Margo Reid, Director
David H. Walsh, Director
Fred G. Weiss, Chairman of the Audit Committee and Director
Richard R. West, Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer of the Fund
Howard Surloff, Secretary

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Additional Information BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including proce-
dures relating to the proper storage and disposal of such information.

BLACKROCK COMMODITY STRATEGIES FUND

MAY 31, 2008

29

Additional Information (concluded) Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectus-
es by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock Web site at http://www.blackrock.com/edelivery 2) Select “eDelivery” under the “More Information” section 3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available

(1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC website at

http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. The Fund’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Retirement Plans Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

30 BLACKROCK COMMODITY STRATEGIES FUND

MAY 31, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Science & Technology	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Healthcare Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Emerging Markets Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Income Builder Portfolio	BlackRock Managed Income Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio	BlackRock Low Duration Bond Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK COMMODITY STRATEGIES FUND

MAY 31, 2008

31

This report is not authorized for use as an offer of sale or a solici-
tation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representa-
tion of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other informa-
tion herein are as dated and are subject to change.

BlackRock Commodity Strategies Fund
100 Bellevue Parkway
Wilmington, DE 19809

#COMSTR-5/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Commodity Strategies Fund and Master Commodity Strategies LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Commodity Strategies Fund and Master Commodity Strategies LLC

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Commodity Strategies Fund and Master Commodity Strategies LLC

Date: July 18, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Commodity Strategies Fund and Master Commodity Strategies LLC

Date: July 18, 2008